JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 1.7%
Boeing Co. (The) *	125	26,536
General Dynamics Corp.	50	11,408
Howmet Aerospace, Inc.	82	3,466
Huntington Ingalls Industries, Inc.	9	1,833
L3Harris Technologies, Inc.	42	8,300
Lockheed Martin Corp.	51	23,860
Northrop Grumman Corp.	32	14,756
Raytheon Technologies Corp.	325	31,868
Textron, Inc.	46	3,276
TransDigm Group, Inc.	12	8,492
		133,795
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	26	2,598
Expeditors International of Washington, Inc.	35	3,893
FedEx Corp.	52	11,786
United Parcel Service, Inc., Class B	162	31,449
		49,726
Automobile Components — 0.1%
Aptiv plc *	60	6,753
BorgWarner, Inc.	52	2,554
		9,307
Automobiles — 1.9%
Ford Motor Co.	870	10,959
General Motors Co.	310	11,363
Tesla, Inc. *	597	123,944
		146,266
Banks — 3.1%
Bank of America Corp.	1,550	44,342
Citigroup, Inc.	430	20,174
Citizens Financial Group, Inc.	109	3,323
Comerica, Inc. (a)	29	1,263
Fifth Third Bancorp	152	4,044
First Republic Bank (a)	41	577
Huntington Bancshares, Inc.	321	3,590
JPMorgan Chase & Co. (b)	652	84,906
KeyCorp	207	2,596
M&T Bank Corp.	38	4,496
PNC Financial Services Group, Inc. (The)	89	11,322
Regions Financial Corp.	208	3,851
Truist Financial Corp.	295	10,051
US Bancorp	310	11,157
Wells Fargo & Co.	846	31,640
Zions Bancorp NA	33	995
		238,327

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — 1.8%
Brown-Forman Corp., Class B	41	2,611
Coca-Cola Co. (The)	864	53,629
Constellation Brands, Inc., Class A	36	8,147
Keurig Dr Pepper, Inc.	189	6,659
Molson Coors Beverage Co., Class B	42	2,158
Monster Beverage Corp. *	169	9,139
PepsiCo, Inc.	306	55,773
		138,116
Biotechnology — 2.3%
AbbVie, Inc.	393	62,608
Amgen, Inc.	119	28,675
Biogen, Inc. *	32	8,894
Gilead Sciences, Inc.	277	22,983
Incyte Corp. *	41	2,971
Moderna, Inc. *	73	11,272
Regeneron Pharmaceuticals, Inc. *	24	19,622
Vertex Pharmaceuticals, Inc. *	57	17,993
		175,018
Broadline Retail — 2.8%
Amazon.com, Inc. *	1,980	204,553
eBay, Inc.	121	5,349
Etsy, Inc. *	28	3,108
		213,010
Building Products — 0.4%
A O Smith Corp.	28	1,949
Allegion plc	19	2,083
Carrier Global Corp.	185	8,478
Johnson Controls International plc	153	9,193
Masco Corp.	50	2,487
Trane Technologies plc	51	9,362
		33,552
Capital Markets — 2.8%
Ameriprise Financial, Inc.	24	7,169
Bank of New York Mellon Corp. (The)	163	7,424
BlackRock, Inc.	33	22,259
Cboe Global Markets, Inc.	24	3,163
Charles Schwab Corp. (The)	339	17,748
CME Group, Inc.	80	15,304
FactSet Research Systems, Inc.	9	3,527
Franklin Resources, Inc. (a)	63	1,707
Goldman Sachs Group, Inc. (The)	75	24,606
Intercontinental Exchange, Inc.	124	12,947
Invesco Ltd.	101	1,657
MarketAxess Holdings, Inc.	8	3,272
Moody's Corp.	35	10,710

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Morgan Stanley	290	25,482
MSCI, Inc.	18	9,941
Nasdaq, Inc.	75	4,117
Northern Trust Corp.	46	4,080
Raymond James Financial, Inc.	43	4,016
S&P Global, Inc.	73	25,212
State Street Corp.	78	5,868
T. Rowe Price Group, Inc.	50	5,625
		215,834
Chemicals — 1.8%
Air Products and Chemicals, Inc.	49	14,169
Albemarle Corp. (a)	26	5,752
Celanese Corp.	22	2,413
CF Industries Holdings, Inc.	44	3,159
Corteva, Inc.	158	9,550
Dow, Inc.	157	8,584
DuPont de Nemours, Inc.	102	7,304
Eastman Chemical Co.	26	2,226
Ecolab, Inc.	55	9,112
FMC Corp.	28	3,417
International Flavors & Fragrances, Inc.	57	5,208
Linde plc	109	38,889
LyondellBasell Industries NV, Class A	57	5,297
Mosaic Co. (The)	76	3,470
PPG Industries, Inc.	52	6,974
Sherwin-Williams Co. (The)	52	11,774
		137,298
Commercial Services & Supplies — 0.5%
Cintas Corp.	19	8,877
Copart, Inc. *	95	7,162
Republic Services, Inc.	46	6,170
Rollins, Inc.	51	1,930
Waste Management, Inc.	83	13,462
		37,601
Communications Equipment — 0.9%
Arista Networks, Inc. *	55	9,229
Cisco Systems, Inc.	913	47,704
F5, Inc. *	13	1,946
Juniper Networks, Inc.	72	2,477
Motorola Solutions, Inc.	37	10,627
		71,983
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	5,290

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	14	4,897
Vulcan Materials Co.	29	5,065
		9,962
Consumer Finance — 0.5%
American Express Co.	132	21,815
Capital One Financial Corp.	85	8,145
Discover Financial Services	59	5,862
Synchrony Financial	97	2,823
		38,645
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	99	48,976
Dollar General Corp.	50	10,452
Dollar Tree, Inc. * (a)	46	6,630
Kroger Co. (The)	145	7,144
Sysco Corp.	113	8,708
Target Corp.	102	16,936
Walgreens Boots Alliance, Inc.	159	5,499
Walmart, Inc.	311	45,932
		150,277
Containers & Packaging — 0.3%
Amcor plc	330	3,756
Avery Dennison Corp.	18	3,218
Ball Corp.	70	3,843
International Paper Co.	79	2,849
Packaging Corp. of America	20	2,854
Sealed Air Corp.	32	1,475
WestRock Co.	57	1,724
		19,719
Distributors — 0.1%
Genuine Parts Co.	31	5,239
LKQ Corp.	56	3,200
Pool Corp.	9	2,971
		11,410
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,583	30,480
Verizon Communications, Inc.	933	36,283
		66,763
Electric Utilities — 1.9%
Alliant Energy Corp.	56	2,978
American Electric Power Co., Inc.	114	10,386
Constellation Energy Corp.	73	5,702
Duke Energy Corp.	171	16,501
Edison International	85	5,988
Entergy Corp.	45	4,870

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Evergy, Inc.	51	3,116
Eversource Energy	77	6,055
Exelon Corp.	221	9,247
FirstEnergy Corp.	121	4,834
NextEra Energy, Inc.	441	34,025
NRG Energy, Inc.	51	1,755
PG&E Corp. *	358	5,783
Pinnacle West Capital Corp.	25	1,992
PPL Corp.	163	4,545
Southern Co. (The)	242	16,827
Xcel Energy, Inc.	122	8,198
		142,802
Electrical Equipment — 0.6%
AMETEK, Inc.	51	7,414
Eaton Corp. plc	88	15,137
Emerson Electric Co.	127	11,061
Generac Holdings, Inc. *	14	1,520
Rockwell Automation, Inc.	26	7,482
		42,614
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	132	10,794
CDW Corp.	30	5,861
Corning, Inc.	169	5,966
Keysight Technologies, Inc. *	40	6,397
TE Connectivity Ltd.	70	9,220
Teledyne Technologies, Inc. *	10	4,658
Trimble, Inc. *	55	2,872
Zebra Technologies Corp., Class A *	12	3,647
		49,415
Energy Equipment & Services — 0.4%
Baker Hughes Co.	223	6,449
Halliburton Co.	201	6,354
Schlumberger NV	316	15,490
		28,293
Entertainment — 1.4%
Activision Blizzard, Inc.	158	13,540
Electronic Arts, Inc.	58	6,970
Live Nation Entertainment, Inc. *	32	2,217
Netflix, Inc. *	99	34,178
Take-Two Interactive Software, Inc. *	35	4,202
Walt Disney Co. (The) *	406	40,633
Warner Bros Discovery, Inc. *	491	7,412
		109,152
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	400	123,579

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Fidelity National Information Services, Inc.	132	7,161
Fiserv, Inc. *	141	15,944
FleetCor Technologies, Inc. *	16	3,454
Global Payments, Inc.	59	6,150
Jack Henry & Associates, Inc.	16	2,444
Mastercard, Inc., Class A	188	68,111
PayPal Holdings, Inc. *	251	19,085
Visa, Inc., Class A	361	81,383
		327,311
Food Products — 1.2%
Archer-Daniels-Midland Co.	121	9,681
Bunge Ltd.	33	3,178
Campbell Soup Co. (a)	44	2,450
Conagra Brands, Inc.	106	3,977
General Mills, Inc.	131	11,193
Hershey Co. (The)	33	8,306
Hormel Foods Corp.	64	2,566
J M Smucker Co. (The)	24	3,728
Kellogg Co.	57	3,807
Kraft Heinz Co. (The)	177	6,839
Lamb Weston Holdings, Inc.	32	3,340
McCormick & Co., Inc. (Non-Voting) (a)	56	4,634
Mondelez International, Inc., Class A	303	21,114
Tyson Foods, Inc., Class A	63	3,764
		88,577
Gas Utilities — 0.0% ^
Atmos Energy Corp.	32	3,573
Ground Transportation — 0.8%
CSX Corp.	467	13,983
JB Hunt Transport Services, Inc.	18	3,235
Norfolk Southern Corp.	51	10,727
Old Dominion Freight Line, Inc.	20	6,859
Union Pacific Corp.	136	27,355
		62,159
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	387	39,219
Align Technology, Inc. *	16	5,392
Baxter International, Inc.	112	4,547
Becton Dickinson & Co.	63	15,611
Boston Scientific Corp. *	318	15,918
Cooper Cos., Inc. (The)	11	4,093
Dentsply Sirona, Inc.	48	1,875
Dexcom, Inc. *	86	9,973
Edwards Lifesciences Corp. *	137	11,362
GE HealthCare Technologies, Inc. *	81	6,616

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Hologic, Inc. *	55	4,420
IDEXX Laboratories, Inc. *	18	9,200
Insulet Corp. *	15	4,921
Intuitive Surgical, Inc. *	78	19,884
Medtronic plc	296	23,822
ResMed, Inc.	33	7,147
STERIS plc	22	4,219
Stryker Corp.	75	21,380
Teleflex, Inc.	10	2,639
Zimmer Biomet Holdings, Inc.	47	6,023
		218,261
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	36	5,755
Cardinal Health, Inc.	57	4,321
Centene Corp. *	122	7,733
Cigna Group (The)	66	16,954
CVS Health Corp.	285	21,197
DaVita, Inc. *	12	990
Elevance Health, Inc.	53	24,394
HCA Healthcare, Inc.	47	12,420
Henry Schein, Inc. *	30	2,455
Humana, Inc.	28	13,477
Laboratory Corp. of America Holdings	20	4,515
McKesson Corp.	31	10,831
Molina Healthcare, Inc. *	13	3,470
Quest Diagnostics, Inc.	25	3,489
UnitedHealth Group, Inc.	208	98,087
Universal Health Services, Inc., Class B	14	1,811
		231,899
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	121	2,668
Ventas, Inc.	89	3,852
Welltower, Inc.	105	7,525
		14,045
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc. (a)	159	2,619
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	9	22,853
Caesars Entertainment, Inc. *	48	2,326
Carnival Corp. * (a)	222	2,259
Chipotle Mexican Grill, Inc. *	6	10,482
Darden Restaurants, Inc.	27	4,195
Domino's Pizza, Inc.	8	2,594
Expedia Group, Inc. *	33	3,186
Hilton Worldwide Holdings, Inc.	59	8,338

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp. *	73	4,194
Marriott International, Inc., Class A	60	9,924
McDonald's Corp.	163	45,492
MGM Resorts International	70	3,105
Norwegian Cruise Line Holdings Ltd. * (a)	93	1,259
Royal Caribbean Cruises Ltd. *	49	3,184
Starbucks Corp.	255	26,585
Wynn Resorts Ltd. * (a)	23	2,563
Yum! Brands, Inc.	62	8,215
		160,754
Household Durables — 0.3%
DR Horton, Inc.	69	6,781
Garmin Ltd.	34	3,437
Lennar Corp., Class A	56	5,920
Mohawk Industries, Inc. *	12	1,174
Newell Brands, Inc.	84	1,040
NVR, Inc. *	1	3,745
PulteGroup, Inc.	50	2,921
Whirlpool Corp.	12	1,598
		26,616
Household Products — 1.5%
Church & Dwight Co., Inc.	54	4,789
Clorox Co. (The)	27	4,342
Colgate-Palmolive Co.	186	13,943
Kimberly-Clark Corp.	75	10,063
Procter & Gamble Co. (The)	524	77,921
		111,058
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The)	148	3,573
Industrial Conglomerates — 0.8%
3M Co.	122	12,854
General Electric Co.	242	23,132
Honeywell International, Inc.	149	28,366
		64,352
Industrial REITs — 0.3%
Prologis, Inc.	205	25,584
Insurance — 2.1%
Aflac, Inc.	124	8,024
Allstate Corp. (The)	59	6,474
American International Group, Inc.	165	8,312
Aon plc, Class A	46	14,386
Arch Capital Group Ltd. *	82	5,576
Arthur J Gallagher & Co.	47	9,013
Assurant, Inc.	12	1,409

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Brown & Brown, Inc.	52	2,998
Chubb Ltd.	92	17,903
Cincinnati Financial Corp.	35	3,913
Everest Re Group Ltd.	9	3,115
Globe Life, Inc.	20	2,211
Hartford Financial Services Group, Inc. (The)	70	4,878
Lincoln National Corp.	34	769
Loews Corp.	43	2,514
Marsh & McLennan Cos., Inc.	110	18,313
MetLife, Inc.	146	8,483
Principal Financial Group, Inc. (a)	51	3,757
Progressive Corp. (The)	130	18,587
Prudential Financial, Inc.	82	6,764
Travelers Cos., Inc. (The)	51	8,799
Willis Towers Watson plc	24	5,511
WR Berkley Corp.	45	2,817
		164,526
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A *	1,323	137,240
Alphabet, Inc., Class C *	1,153	119,950
Match Group, Inc. *	62	2,382
Meta Platforms, Inc., Class A *	495	104,788
		364,360
IT Services — 1.2%
Accenture plc, Class A	140	39,981
Akamai Technologies, Inc. *	35	2,735
Cognizant Technology Solutions Corp., Class A	113	6,889
DXC Technology Co. *	51	1,293
EPAM Systems, Inc. *	13	3,820
Gartner, Inc. *	17	5,719
International Business Machines Corp.	201	26,328
VeriSign, Inc. *	20	4,300
		91,065
Leisure Products — 0.0% ^
Hasbro, Inc.	29	1,548
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	66	9,092
Bio-Rad Laboratories, Inc., Class A *	5	2,291
Bio-Techne Corp.	35	2,592
Charles River Laboratories International, Inc. *	11	2,281
Danaher Corp.	146	36,698
Illumina, Inc. *	35	8,126
IQVIA Holdings, Inc. *	41	8,204
Mettler-Toledo International, Inc. *	5	7,515
PerkinElmer, Inc.	28	3,739

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Thermo Fisher Scientific, Inc.	87	50,214
Waters Corp. *	13	4,086
West Pharmaceutical Services, Inc.	16	5,698
		140,536
Machinery — 1.8%
Caterpillar, Inc.	116	26,454
Cummins, Inc.	31	7,498
Deere & Co.	60	24,801
Dover Corp.	31	4,715
Fortive Corp.	78	5,344
IDEX Corp.	17	3,871
Illinois Tool Works, Inc.	62	15,013
Ingersoll Rand, Inc.	90	5,233
Nordson Corp.	12	2,654
Otis Worldwide Corp.	92	7,778
PACCAR, Inc.	116	8,488
Parker-Hannifin Corp.	28	9,577
Pentair plc	37	2,020
Snap-on, Inc.	12	2,913
Stanley Black & Decker, Inc. (a)	33	2,648
Westinghouse Air Brake Technologies Corp.	40	4,083
Xylem, Inc.	40	4,192
		137,282
Media — 0.8%
Charter Communications, Inc., Class A *	23	8,367
Comcast Corp., Class A	935	35,425
DISH Network Corp., Class A * (a)	56	521
Fox Corp., Class A	66	2,246
Fox Corp., Class B	31	958
Interpublic Group of Cos., Inc. (The)	86	3,214
News Corp., Class A	85	1,467
News Corp., Class B	26	456
Omnicom Group, Inc.	45	4,248
Paramount Global, Class B	112	2,503
		59,405
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	318	12,989
Newmont Corp.	176	8,643
Nucor Corp.	56	8,682
Steel Dynamics, Inc.	37	4,189
		34,503
Multi-Utilities — 0.8%
Ameren Corp.	57	4,961
CenterPoint Energy, Inc.	140	4,120
CMS Energy Corp.	65	3,971

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
Consolidated Edison, Inc.	79	7,542
Dominion Energy, Inc.	185	10,349
DTE Energy Co.	43	4,714
NiSource, Inc.	90	2,522
Public Service Enterprise Group, Inc.	111	6,922
Sempra Energy	70	10,555
WEC Energy Group, Inc.	70	6,642
		62,298
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	35	4,394
Boston Properties, Inc. (a)	32	1,715
		6,109
Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	71	2,575
Chevron Corp.	395	64,476
ConocoPhillips	272	26,972
Coterra Energy, Inc.	175	4,298
Devon Energy Corp.	145	7,349
Diamondback Energy, Inc.	41	5,518
EOG Resources, Inc.	130	14,957
EQT Corp.	82	2,602
Exxon Mobil Corp.	915	100,312
Hess Corp.	62	8,157
Kinder Morgan, Inc.	439	7,695
Marathon Oil Corp.	141	3,380
Marathon Petroleum Corp.	101	13,598
Occidental Petroleum Corp.	162	10,084
ONEOK, Inc.	99	6,309
Phillips 66	103	10,494
Pioneer Natural Resources Co.	53	10,780
Targa Resources Corp.	50	3,668
Valero Energy Corp.	86	11,955
Williams Cos., Inc. (The)	271	8,079
		323,258
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	28	1,189
American Airlines Group, Inc. * (a)	145	2,132
Delta Air Lines, Inc. *	142	4,974
Southwest Airlines Co.	132	4,296
United Airlines Holdings, Inc. *	73	3,213
		15,804
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	51	12,684
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	472	32,735

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Catalent, Inc. *	40	2,629
Eli Lilly & Co.	175	60,163
Johnson & Johnson	581	90,020
Merck & Co., Inc.	563	59,919
Organon & Co.	57	1,329
Pfizer, Inc.	1,247	50,874
Viatris, Inc.	269	2,592
Zoetis, Inc.	104	17,232
		317,493
Professional Services — 0.8%
Automatic Data Processing, Inc.	92	20,491
Broadridge Financial Solutions, Inc.	26	3,832
CoStar Group, Inc. *	90	6,220
Equifax, Inc.	27	5,520
Jacobs Solutions, Inc.	28	3,308
Leidos Holdings, Inc.	31	2,795
Paychex, Inc.	71	8,166
Robert Half International, Inc.	24	1,928
Verisk Analytics, Inc. (a)	35	6,665
		58,925
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	70	5,110
Residential REITs — 0.3%
AvalonBay Communities, Inc.	31	5,223
Camden Property Trust	24	2,565
Equity Residential	76	4,539
Essex Property Trust, Inc.	14	3,001
Invitation Homes, Inc.	129	4,030
Mid-America Apartment Communities, Inc.	26	3,874
UDR, Inc.	69	2,821
		26,053
Retail REITs — 0.3%
Federal Realty Investment Trust	16	1,608
Kimco Realty Corp.	138	2,683
Realty Income Corp.	139	8,821
Regency Centers Corp.	34	2,093
Simon Property Group, Inc.	73	8,132
		23,337
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. *	358	35,104
Analog Devices, Inc.	113	22,205
Applied Materials, Inc.	187	23,003
Broadcom, Inc.	93	59,553
Enphase Energy, Inc. *	30	6,349
First Solar, Inc. *	22	4,790

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Intel Corp.	919	30,023
KLA Corp.	31	12,279
Lam Research Corp.	30	15,890
Microchip Technology, Inc.	122	10,195
Micron Technology, Inc.	242	14,626
Monolithic Power Systems, Inc.	10	4,976
NVIDIA Corp.	546	151,789
NXP Semiconductors NV (China)	58	10,734
ON Semiconductor Corp. *	96	7,899
Qorvo, Inc. *	22	2,254
QUALCOMM, Inc.	248	31,599
Skyworks Solutions, Inc.	35	4,166
SolarEdge Technologies, Inc. *	12	3,774
Teradyne, Inc.	35	3,720
Texas Instruments, Inc.	201	37,444
		492,372
Software — 9.4%
Adobe, Inc. *	102	39,190
ANSYS, Inc. *	19	6,440
Autodesk, Inc. *	48	9,977
Cadence Design Systems, Inc. *	61	12,802
Ceridian HCM Holding, Inc. *	34	2,502
Fair Isaac Corp. *	6	3,927
Fortinet, Inc. *	144	9,573
Gen Digital, Inc.	126	2,168
Intuit, Inc.	62	27,822
Microsoft Corp.	1,654	476,716
Oracle Corp.	341	31,722
Paycom Software, Inc. *	11	3,256
PTC, Inc. *	24	3,032
Roper Technologies, Inc.	24	10,382
Salesforce, Inc. *	222	44,379
ServiceNow, Inc. *	45	20,956
Synopsys, Inc. *	34	13,077
Tyler Technologies, Inc. *	9	3,280
		721,201
Specialized REITs — 1.2%
American Tower Corp.	103	21,134
Crown Castle, Inc.	96	12,873
Digital Realty Trust, Inc.	64	6,279
Equinix, Inc.	20	14,822
Extra Space Storage, Inc. (a)	30	4,847
Iron Mountain, Inc. (a)	65	3,417
Public Storage	35	10,609
SBA Communications Corp.	24	6,261

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
VICI Properties, Inc.	223	7,273
Weyerhaeuser Co.	163	4,905
		92,420
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	13	1,601
AutoZone, Inc. *	4	10,248
Bath & Body Works, Inc.	51	1,856
Best Buy Co., Inc.	44	3,424
CarMax, Inc. * (a)	35	2,256
Home Depot, Inc. (The)	226	66,815
Lowe's Cos., Inc.	134	26,861
O'Reilly Automotive, Inc. *	14	11,759
Ross Stores, Inc.	76	8,119
TJX Cos., Inc. (The)	257	20,114
Tractor Supply Co.	25	5,767
Ulta Beauty, Inc. *	11	6,168
		164,988
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	3,304	544,789
Hewlett Packard Enterprise Co.	285	4,536
HP, Inc.	192	5,635
NetApp, Inc.	48	3,058
Seagate Technology Holdings plc (a)	42	2,820
Western Digital Corp. *	71	2,672
		563,510
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	277	33,936
Ralph Lauren Corp. (a)	9	1,065
Tapestry, Inc.	53	2,261
VF Corp.	73	1,681
		38,943
Tobacco — 0.7%
Altria Group, Inc.	397	17,698
Philip Morris International, Inc.	344	33,489
		51,187
Trading Companies & Distributors — 0.3%
Fastenal Co.	127	6,840
United Rentals, Inc.	15	6,097
WW Grainger, Inc.	10	6,881
		19,818
Water Utilities — 0.1%
American Water Works Co., Inc.	43	6,279

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	132	19,057
Total Common Stocks (Cost $3,907,488)		7,628,627
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	9	10
	SHARES (000)
Short-Term Investments — 1.1%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (c) (d) (Cost $35,426)	35,426	35,426
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (c) (d)	40,947	40,955
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (c) (d)	5,128	5,128
Total Investment of Cash Collateral from Securities Loaned (Cost $46,083)		46,083
Total Short-Term Investments (Cost $81,509)		81,509
Total Investments — 100.7% (Cost $3,989,007)		7,710,146
Liabilities in Excess of Other Assets — (0.7)%		(55,562)
NET ASSETS — 100.0%		7,654,584

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $45,743.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	188	06/16/2023	USD	38,876	2,108

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,628,627	$—	$—	$7,628,627
Rights	—	—	10	10
Short-Term Investments
Investment Companies	35,426	—	—	35,426
Investment of Cash Collateral from Securities Loaned	46,083	—	—	46,083
Total Short-Term Investments	81,509	—	—	81,509
Total Investments in Securities	$7,710,136	$—	$10	$7,710,146

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$2,108	$—	$—	$2,108
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$74,662	$10,183	$11,218	$(1,241)	$12,520	$84,906	652	$1,923	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	4,403	572,999	536,500	53	— (d)	40,955	40,947	2,001	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	1,597	433,276	429,745	—	—	5,128	5,128	293	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (b) (c)	45,597	690,997	701,168	—	—	35,426	35,426	693	—
Total	$126,259	$1,707,455	$1,678,631	$(1,188)	$12,520	$166,415		$4,910	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.
(d)	Amount rounds to less than one thousand.